CURRENT AND LONG-TERM RECEIVABLES - Schedule of Current Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	$ 11,803	$ 10,046
Revenue sharing program receivables	1,326	1,166
Non-income based tax receivables	1,146	1,061
Supplier advances	691	575
Receivables from disposed businesses	115	148
Other sundry receivables	518	549
Allowance for credit losses	(768)	(967)
Total current receivables	14,831	12,579
Increase in allowance for credit losses	46
Operating segments | Aerospace
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables	7,784	5,812
Operating segments | Renewable Energy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables	2,415	2,218
Operating segments | Power
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables	4,229	4,092
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables	$ 404	$ 458